WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 33.9%
FHLMC - 5.9%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49	200,000	$205,871	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/15/49	100,000	99,557	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	244,809	244,555
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	9/1/47	89,300	90,758
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	9/1/48-11/1/48	577,124	595,385
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	11/1/48-1/1/49	292,015	309,246

Total FHLMC				1,545,372

FNMA - 18.4%
Federal National Mortgage Association (FNMA)	3.525%	2/1/29	170,000	177,540
Federal National Mortgage Association (FNMA)	3.000%	4/1/34-5/1/49	800,000	801,622	(a)
Federal National Mortgage Association (FNMA)	3.500%	4/1/34-4/1/49	1,000,000	1,018,164	(a)
Federal National Mortgage Association (FNMA)	3.000%	11/1/46-4/1/47	254,302	253,515
Federal National Mortgage Association (FNMA)	3.500%	2/1/47-2/1/48	993,201	1,009,011
Federal National Mortgage Association (FNMA)	4.000%	11/1/48	590,891	608,570
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	285,590	302,051
Federal National Mortgage Association (FNMA)	4.000%	4/1/49	100,000	102,860	(a)
Federal National Mortgage Association (FNMA)	4.500%	4/1/49	400,000	416,758	(a)
Federal National Mortgage Association (FNMA)	5.000%	4/1/49	100,000	105,720	(a)

Total FNMA				4,795,811

GNMA - 9.6%
Government National Mortgage Association (GNMA) II	3.000%	3/20/47-12/20/47	860,460	864,565
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-1/20/49	589,582	612,999
Government National Mortgage Association (GNMA) II	5.000%	12/20/48-1/20/49	198,893	208,464
Government National Mortgage Association (GNMA) II	5.000%	4/15/49	100,000	104,470	(a)
Government National Mortgage Association (GNMA) II	3.500%	4/20/49	100,000	102,162	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	4/20/49	100,000	$103,248	(a)
Government National Mortgage Association (GNMA) II	4.500%	4/20/49	500,000	519,307	(a)

Total GNMA				2,515,215

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,727,106)				8,856,398

CORPORATE BONDS & NOTES - 33.6%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.9%
AT&T Inc., Senior Notes	3.400%	5/15/25	50,000	49,476
AT&T Inc., Senior Notes	4.350%	6/15/45	50,000	45,878
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	20,000	20,235
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	70,000	74,028
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	10,000	10,239
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	33,748

Total Diversified Telecommunication Services				233,604

Entertainment - 0.0%
Netflix Inc., Senior Notes	5.375%	2/1/21	10,000	10,385

Media - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	20,000	20,125	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	50,000	49,613
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	20,000	21,074
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	50,000	52,229
Comcast Corp., Senior Notes	4.150%	10/15/28	100,000	105,254
Comcast Corp., Senior Notes	4.700%	10/15/48	30,000	32,523
DISH DBS Corp., Senior Notes	5.875%	11/15/24	40,000	33,600
Fox Corp., Senior Notes	4.030%	1/25/24	10,000	10,367	(b)
Fox Corp., Senior Notes	5.476%	1/25/39	30,000	33,174	(b)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	200,000	205,296	(b)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	50,000	51,652
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	50,000	50,000

Total Media				664,907

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	30,000	$30,493
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	20,000	19,827

Total Wireless Telecommunication Services				50,320

TOTAL COMMUNICATION SERVICES				959,216

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.2%
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	9,695
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	50,003

Total Automobiles				59,698

Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	20,000	20,225
McDonald’s Corp., Senior Notes	3.800%	4/1/28	50,000	51,603
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	208,458
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,000	38,900	(b)

Total Hotels, Restaurants & Leisure				319,186

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	40,000	40,600

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	40,000	42,355

TOTAL CONSUMER DISCRETIONARY				461,839

CONSUMER STAPLES - 2.2%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	10,000	10,421
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	50,000	50,842
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	40,000	42,616
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	50,000	47,068
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	50,000	50,284

Total Beverages				201,231

Food & Staples Retailing - 0.2%
Walmart Inc., Senior Notes	3.700%	6/26/28	50,000	52,666

Food Products - 0.0%
Mars Inc., Senior Notes	2.700%	4/1/25	10,000	9,952	(b)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 1.2%
Altria Group Inc., Senior Notes	3.490%	2/14/22	10,000	$10,157
Altria Group Inc., Senior Notes	3.800%	2/14/24	10,000	10,178
Altria Group Inc., Senior Notes	4.400%	2/14/26	60,000	61,670
Altria Group Inc., Senior Notes	4.800%	2/14/29	20,000	20,618
Altria Group Inc., Senior Notes	5.800%	2/14/39	10,000	10,576
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	9,978
Altria Group Inc., Senior Notes	5.950%	2/14/49	10,000	10,731
Altria Group Inc., Senior Notes	6.200%	2/14/59	10,000	10,766
BAT Capital Corp., Senior Notes	3.557%	8/15/27	20,000	18,936
BAT Capital Corp., Senior Notes	4.540%	8/15/47	50,000	43,797
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	100,000	99,116

Total Tobacco				306,523

TOTAL CONSUMER STAPLES				570,372

ENERGY - 7.1%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	3.800%	11/15/25	50,000	51,103

Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	40,000	41,465
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	50,000	60,790
Apache Corp., Senior Notes	4.250%	1/15/44	50,000	44,310
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	10,000	10,150	(b)
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	20,000	20,359
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	50,000	50,972
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	50,000	49,844
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	200,000	214,105
Concho Resources Inc., Senior Notes	4.375%	1/15/25	50,000	51,397
Continental Resources Inc., Senior Notes	4.500%	4/15/23	50,000	51,759
Devon Energy Corp., Senior Notes	5.850%	12/15/25	50,000	56,735
Devon Energy Corp., Senior Notes	5.000%	6/15/45	30,000	31,419
Ecopetrol SA, Senior Notes	5.875%	5/28/45	100,000	103,625
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	30,000	31,279
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	10,000	10,723
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	30,000	31,526
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	50,730
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	50,000	51,366
MEG Energy Corp., Senior Notes	6.375%	1/30/23	30,000	27,750	(b)
MPLX LP, Senior Notes	4.875%	6/1/25	40,000	42,577
MPLX LP, Senior Notes	4.800%	2/15/29	20,000	21,054
MPLX LP, Senior Notes	4.700%	4/15/48	30,000	28,659

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	$10,667
Noble Energy Inc., Senior Notes	3.850%	1/15/28	50,000	49,251
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	50,000	50,698
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,000	20,886
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	220,000	217,910
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	100,000	94,250
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	37,100
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	40,000	40,169	(b)
Shell International Finance BV, Senior Notes	4.000%	5/10/46	50,000	51,986
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	40,000	43,450	(b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	40,000	50,012
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	10,000	10,115
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	30,000	38,199

Total Oil, Gas & Consumable Fuels				1,797,287

TOTAL ENERGY				1,848,390

FINANCIALS - 10.0%
Banks - 7.8%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	201,703
Bank of America Corp., Senior Notes	5.000%	1/21/44	70,000	78,669
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	100,000	99,602	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	150,000	152,729	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	10,000	10,290	(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	200,000	207,446	(b)(c)
Citigroup Inc., Senior Notes	4.650%	7/23/48	80,000	85,766
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	50,000	51,300	(c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	70,000	76,726
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	50,000	51,372
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	10,241
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	210,228	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	40,000	41,511	(c)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	100,000	$104,317	(c)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	50,000	51,612
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	40,000	44,264
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	204,794
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	50,000	50,559
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	50,000	50,575
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	10,000	10,291
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	20,000	20,907
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	100,385	(c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	50,000	52,055
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	70,000	73,454

Total Banks				2,040,796

Capital Markets - 1.5%
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	10,000	10,016
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	80,000	79,288	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	140,000	138,696	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	10,000	10,220	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	80,000	84,606
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	70,000	70,255	(c)

Total Capital Markets				393,081

Consumer Finance - 0.2%
American Express Credit Corp., Senior Notes	2.375%	5/26/20	50,000	49,838

Diversified Financial Services - 0.2%
DAE Funding LLC, Senior Notes	5.750%	11/15/23	40,000	41,100	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	10,000	10,249	(b)

Total Diversified Financial Services				51,349

Insurance - 0.3%
American International Group Inc., Senior Notes	3.750%	7/10/25	50,000	50,034
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	20,000	20,934

Total Insurance				70,968

TOTAL FINANCIALS				2,606,032

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.4%
Biotechnology - 0.3%
Celgene Corp., Senior Notes	3.875%	8/15/25	30,000	$30,675
Celgene Corp., Senior Notes	5.000%	8/15/45	20,000	20,988
Gilead Sciences Inc., Senior Notes	4.150%	3/1/47	30,000	28,946

Total Biotechnology				80,609

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	50,000	51,976
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	50,000	50,000

Total Health Care Equipment & Supplies				101,976

Health Care Providers & Services - 2.2%
Anthem Inc., Senior Notes	3.650%	12/1/27	70,000	69,929
Centene Corp., Senior Notes	4.750%	1/15/25	20,000	20,400
Cigna Corp., Senior Notes	4.375%	10/15/28	80,000	82,982	(b)
CVS Health Corp., Senior Notes	3.350%	3/9/21	50,000	50,381
CVS Health Corp., Senior Notes	4.300%	3/25/28	110,000	111,458
CVS Health Corp., Senior Notes	5.050%	3/25/48	40,000	40,296
DaVita Inc., Senior Notes	5.000%	5/1/25	30,000	28,747
HCA Inc., Senior Secured Notes	5.250%	6/15/26	40,000	42,859
Humana Inc., Senior Notes	3.950%	3/15/27	50,000	50,519
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	50,000	50,873
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	37,021

Total Health Care Providers & Services				585,465

Pharmaceuticals - 0.5%
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	30,000	29,810
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	30,315
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	40,000	39,200
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	20,000	19,067

Total Pharmaceuticals				118,392

TOTAL HEALTH CARE				886,442

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.5%
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	50,000	51,604
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	50,000	49,165
United Technologies Corp., Senior Notes	4.125%	11/16/28	30,000	31,167

Total Aerospace & Defense				131,936

Air Freight & Logistics - 0.0%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	10,000	10,188	(b)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	50,000	$50,183
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	19,454

Total Commercial Services & Supplies				69,637

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	49,811

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	6.750%	3/15/32	40,000	46,195
General Electric Co., Senior Notes	6.875%	1/10/39	60,000	70,948

Total Industrial Conglomerates				117,143

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.500%	9/10/48	50,000	53,069

Transportation Infrastructure - 0.8%
DP World PLC, Senior Notes	5.625%	9/25/48	200,000	207,832	(b)

TOTAL INDUSTRIALS				639,616

INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.2%
Visa Inc., Senior Notes	3.150%	12/14/25	50,000	50,760

Software - 0.9%
Microsoft Corp., Senior Notes	2.400%	2/6/22	20,000	19,971
Microsoft Corp., Senior Notes	3.300%	2/6/27	160,000	164,260
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	51,230

Total Software				235,461

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	2.450%	8/4/26	50,000	48,305

TOTAL INFORMATION TECHNOLOGY				334,526

MATERIALS - 1.2%
Metals & Mining - 1.2%
ArcelorMittal, Senior Notes	6.250%	2/25/22	50,000	53,950
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	57,986
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	40,000	46,976
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	10,000	10,050
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	40,000	42,400
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	30,000	30,290	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	48,520	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	10,000	9,550	(b)

Total Metals & Mining				299,722

Paper & Forest Products - 0.0%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	10,000	9,900

TOTAL MATERIALS				309,622

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.6%
Electric Utilities - 0.6%
Duke Energy Ohio Inc.	3.650%	2/1/29	20,000		$20,762
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	40,000		41,727
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	80,000		105,837

TOTAL UTILITIES					168,326

TOTAL CORPORATE BONDS & NOTES (Cost - $8,466,654)					8,784,381

SOVEREIGN BONDS - 9.0%
Argentina - 0.5%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	67.546%	6/21/20	750,000	ARS	19,290	(c)
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	150,000		122,850

Total Argentina					142,140

Brazil - 2.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,100,000	BRL	295,375
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	250,000		230,250

Total Brazil					525,625

Egypt - 0.8%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		198,532	(b)

Indonesia - 0.7%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	200,000		196,917

Kuwait - 0.8%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	200,000		204,250	(b)

Mexico - 3.1%
Mexican Bonos, Bonds	6.500%	6/9/22	4,660,000	MXN	231,353
Mexican Bonos, Bonds	8.000%	11/7/47	2,550,000	MXN	124,761
Mexican Bonos, Senior Notes	7.750%	11/13/42	6,300,000	MXN	301,627
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	150,000		147,375

Total Mexico					805,116

Russia - 1.1%
Russian Federal Bond - OFZ	7.050%	1/19/28	20,000,000	RUB	284,032

TOTAL SOVEREIGN BONDS (Cost - $2,323,417)					2,356,612

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 7.1%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.280%)	2.766%	2/25/37	249,093	$226,429	(c)
BANK, 2018-BN13 A5	4.217%	8/15/61	220,000	236,847	(c)
BENCHMARK Mortgage Trust, 2018-B2 A5	3.882%	2/15/51	250,000	262,566
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	5.736%	7/25/29	250,000	268,275	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.486%	7/25/25	86,324	96,179	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	4.686%	1/25/30	125,000	126,527	(b)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.555%	9/25/28	100,000	104,526	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	500,000	536,819

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,817,762)				1,858,168

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.0%
U.S. Government Obligations - 7.0%
U.S. Treasury Bond	3.375%	5/15/44	240,000	265,284
U.S. Treasury Bonds	3.000%	5/15/45	710,000	736,653
U.S. Treasury Bonds	3.125%	5/15/48	430,000	455,951
U.S. Treasury Bonds	3.000%	8/15/48	350,000	362,305
U.S. Treasury Notes	2.625%	2/15/29	10,000	10,183

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,671,623)				1,830,376

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 5.8%
Invesco Senior Loan ETF			32,350	732,404
SPDR Bloomberg Barclays Short Term High Yield Bond ETF			28,380	773,355

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $1,522,132)				1,505,759

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 1.6%
Hertz Vehicle Financing II LP, 2018-1A A		3.290%	2/25/24	125,000	$124,443	(b)
RASC Series Trust, 2005-KS12 M1 (1 mo. USD LIBOR + 0.440%)		2.926%	1/25/36	179,954	180,117	(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)		2.921%	3/25/44	125,000	120,625	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $422,139)					425,185

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Treasury Bonds, Inflation Indexed		0.750%	2/15/42	110,000	119,215
U.S. Treasury Bonds, Inflation Indexed		1.375%	2/15/44	50,000	59,629
U.S. Treasury Bonds, Inflation Indexed		1.000%	2/15/49	100,000	102,547

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $266,612)					281,391

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
Exchange-Traded Purchased Options - 0.0%
U.S. Treasury 10-Year Notes, Put @ $123.00		4/26/19	18	18,000	1,969
U.S. Treasury 5-Year Notes, Put @ $112.00		4/26/19	45	45,000	0	(e)
U.S. Treasury 5-Year Notes, Put @ $112.25		4/26/19	57	57,000	0	(e)
U.S. Treasury 5-Year Notes, Put @ $112.50		4/26/19	18	18,000	0	(e)
U.S. Treasury 5-Year Notes, Put @ $115.00		4/26/19	14	14,000	875
U.S. Treasury 5-Year Notes, Put @ $115.25		4/26/19	27	27,000	2,953
U.S. Treasury Long-Term Bonds, Put @ $143.00		4/26/19	9	9,000	281
U.S. Treasury Long-Term Bonds, Put @ $147.00		4/26/19	6	6,000	1,313

Total Exchange-Traded Purchased Options					7,391

COUNTERPARTY
OTC Purchased Options - 0.0%
U.S. Dollar/Australia Dollar, Put @ $0.74	Citibank N.A	4/3/19	260,000	260,000	0	(e)
U.S. Dollar/Euro, Put @ $1.16	Goldman Sachs Group Inc.	6/24/19	260,000	260,000	740

Total OTC Purchased Options					740

TOTAL PURCHASED OPTIONS (Cost - $16,966)					8,131

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $25,234,411)					25,906,401

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 12.8%
U.S. Government Agencies - 7.5%
Federal Home Loan Bank (FHLB), Discount Notes	2.432%	5/15/19	160,000	$159,527	(f)
Federal Home Loan Bank (FHLB), Discount Notes	2.456%	6/12/19	1,800,000	1,791,288	(f)

Total U.S. Government Agencies (Cost - $1,950,833)				1,950,815

U.S. Treasury Bills - 3.0%
U.S. Treasury Bills (Cost - $791,433)	2.421%	9/5/19	800,000	791,757	(f)

			SHARES
Overnight Deposits - 2.3%
BNY Mellon Cash Reserve Fund (Cost - $596,974)	0.850%		596,974	596,974

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,339,240)				3,339,546

TOTAL INVESTMENTS - 111.9% (Cost - $28,573,651)				29,245,947
Liabilities in Excess of Other Assets - (11.9)%				(3,121,765)

TOTAL NET ASSETS - 100.0%				$26,124,182

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2019, the Fund held TBA securities with a total cost of $3,557,916.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Value is less than $1.

(f)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
ETF	— Exchange-Traded Fund
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes, Put	4/26/19	$124.00	6	$6,000	$2,531
U.S. Treasury 5-Year Notes, Call	4/26/19	118.00	14	14,000	438
U.S. Treasury 5-Year Notes, Put	4/26/19	114.00	14	14,000	109
U.S. Treasury 5-Year Notes, Put	4/26/19	115.75	9	9,000	2,742
U.S. Treasury Long-Term Bonds, Call	4/26/19	149.00	9	9,000	13,078
U.S. Treasury Long-Term Bonds, Put	4/26/19	149.00	2	2,000	1,594

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $10,992)					$20,492

At March 31, 2019, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
90-Day EuroDollar	54	12/19	$13,089,426	$13,171,950	$82,524
90-Day EuroDollar	21	6/20	5,080,726	5,133,188	52,462
Euro-BTP	4	6/19	567,584	581,501	13,917
U.S. Treasury 2-Year Notes	8	6/19	1,698,519	1,704,750	6,231
U.S. Treasury 5-Year Notes	66	6/19	7,573,622	7,644,656	71,034
U.S. Treasury Long-Term Bonds	6	6/19	896,948	897,938	990
U.S. Treasury Ultra 10-Year Notes	15	6/19	2,419,212	2,520,000	100,788

					327,946

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Sell:
Euro-Bund	24	6/19	$4,385,604	$4,482,596	$(96,992)
Japanese 10-Year Bonds	1	6/19	1,380,272	1,384,831	(4,559)
U.S. Treasury 10-Year Notes	23	6/19	2,819,244	2,857,031	(37,787)
Ultra 10-Year US Treasury Note Futures	6	6/19	778,769	796,688	(17,919)

					(157,257)

Net unrealized appreciation on open futures contracts					$170,689

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
INR	10,930,000	USD	155,115	Citibank N.A.	4/16/19	$2,266
AUD	44,606	USD	32,020	Citibank N.A.	4/17/19	(323)
BRL	220,000	USD	58,691	Citibank N.A.	4/17/19	(2,217)
BRL	730,000	USD	194,748	Citibank N.A.	4/17/19	(7,355)
BRL	2,199,316	USD	592,265	Citibank N.A.	4/17/19	(27,694)
CAD	343,192	USD	256,892	Citibank N.A.	4/17/19	108
CAD	1,440,000	USD	1,089,595	Citibank N.A.	4/17/19	(11,248)
COP	300,350,000	USD	93,787	Citibank N.A.	4/17/19	401
GBP	190,000	USD	243,861	Citibank N.A.	4/17/19	3,931
IDR	2,861,041,815	USD	200,564	Citibank N.A.	4/17/19	(82)
JPY	40,820,000	USD	379,989	Citibank N.A.	4/17/19	(10,627)
MXN	10,930,000	USD	563,335	Citibank N.A.	4/17/19	(1,388)
RUB	5,900,000	USD	86,963	Citibank N.A.	4/17/19	2,589
USD	369,032	BRL	1,430,000	Citibank N.A.	4/17/19	1,947
USD	250,656	CNY	1,720,000	Citibank N.A.	4/17/19	(5,279)
USD	56,883	EUR	50,000	Citibank N.A.	4/17/19	660
USD	87,627	EUR	75,490	Citibank N.A.	4/17/19	2,742
USD	1,360	JPY	150,000	Citibank N.A.	4/17/19	3
USD	392,499	JPY	42,167,597	Citibank N.A.	4/17/19	10,942
USD	117,770	MXN	2,281,500	Citibank N.A.	4/17/19	471
USD	205,453	PHP	10,850,000	Citibank N.A.	4/17/19	(785)
ZAR	720,000	USD	51,301	Citibank N.A.	4/17/19	(1,476)
IDR	3,197,060,000	USD	224,041	Goldman Sachs Group Inc.	4/17/19	(13)
PHP	10,850,000	USD	205,065	JPMorgan Chase & Co.	4/17/19	1,173
ARS	183,000	USD	4,441	JPMorgan Chase & Co.	5/8/19	(439)
ARS	240,000	USD	5,859	JPMorgan Chase & Co.	5/8/19	(611)
ARS	270,000	USD	6,579	JPMorgan Chase & Co.	5/15/19	(731)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
ARS	390,000	USD	9,503	JPMorgan Chase & Co.	5/15/19	$(1,056)
ARS	390,000	USD	9,436	JPMorgan Chase & Co.	5/15/19	(989)
USD	9,498	ARS	390,000	JPMorgan Chase & Co.	5/15/19	1,051
BRL	1,430,000	USD	366,554	Citibank N.A.	7/17/19	(2,111)
USD	203,527	PHP	10,850,000	JPMorgan Chase & Co.	7/17/19	(1,265)

Total						$(47,405)

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
30,500,000	MXN	4/5/21	28-Day TIIE-Banxico every 28 days	7.350% every 28 days	$(18,581)	$(938)
256,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	107	(2,116)
1,257,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(452)	(6,819)
1,307,000		6/19/24	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.254% quarterly	—	303
372,000		12/31/25	2.250% Semi-annually	3-Month LIBOR quarterly	510	1,044

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	896,000	12/31/25	2.250% annually	Daily Federal Funds Effective Rate annually	$(4,656)	$(6,141)
	1,456,000	1/31/26	2.500% Semi-annually	3-Month LIBOR quarterly	(19,271)	3,221
	524,000	2/15/36	3-Month LIBOR quarterly	3.00% Semi-annually	296	31,173
	740,000	5/15/44	2.875% Semi-annually	3-Month LIBOR quarterly	1,272	(37,786)
	296,000	5/15/44	3.00% Semi-annually	3-Month LIBOR quarterly	227	(21,874)
	306,000	8/15/44	2.75% Semi-annually	3-Month LIBOR quarterly	482	(8,266)

Total					$(40,066)	$(48,199)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	3,450,000	BRL	1/2/20	BRL-CDI**	8.410%**	$4,014	$18,772

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.32 Index	$360,000	6/20/24	5.000% quarterly	$23,927	$21,839	$2,088
Markit CDX.NA.IG.32 Index	2,170,000	6/20/24	1.000% quarterly	38,533	34,574	3,959

Total	$2,530,000			$62,460	$56,413	$6,047

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2019

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by

Notes to Schedule of Investments (unaudited) (continued)

the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$8,856,398	—	$8,856,398
Corporate Bonds & Notes	—	8,784,381	—	8,784,381
Sovereign Bonds	—	2,356,612	—	2,356,612
Collateralized Mortgage Obligations	—	1,858,168	—	1,858,168
U.S. Government & Agency Obligations	—	1,830,376	—	1,830,376
Investments in Underlying Funds	$1,505,759	—	—	1,505,759
Asset-Backed Securities	—	425,185	—	425,185
U.S. Treasury Inflation Protected Securities	—	281,391	—	281,391
Purchased Options:
Exchange-Traded Purchased Options	7,391	—	—	7,391
OTC Purchased Options	—	740	—	740

Total Long-Term Investments	1,513,150	24,393,251	—	25,906,401

Short-Term Investments†:
U.S. Government Agencies	—	1,950,815	—	1,950,815
U.S. Treasury Bills	—	791,757	—	791,757
Overnight Deposits	—	596,974	—	596,974
Total Short-Term Investments	—	3,339,546	—	3,339,546

Total Investments	$1,513,150	$27,732,797	—	$29,245,947

Other Financial Instruments:
Futures Contracts	$327,946	—	—	$327,946
Forward Foreign Currency Contracts	—	$28,284	—	28,284
Centrally Cleared Interest Rate Swaps	—	35,741	—	35,741
OTC Interest Rate Swaps‡	—	22,786	—	22,786
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	6,047	—	6,047

Total Other Financial Instruments	$327,946	$92,858	—	$420,804

Total	$1,841,096	$27,825,655	—	$29,666,751

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$20,492	—	—	$20,492
Futures Contracts	157,257	—	—	157,257
Forward Foreign Currency Contracts	—	$75,689	—	75,689
Centrally Cleared Interest Rate Swaps	—	83,940	—	83,940

Total	$177,749	$159,629	—	$337,378

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.